Note 4 - Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	As previously reported	Reclassification	As reclassified
	$	$	$
Other operating income	-	5,277,173	5,277,173
Dividend income from short term investment	314,300	(314,300)	-
Gain on sale of short-term investment	4,962,873	(4,962,873)	-